Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

NOTE 11 — WARRANT LIABILITIES

The private warrants are accounted for as liabilities in accordance with ASC 480 and are presented as liabilities on the unaudited condensed consolidated balance sheets. As of March 31, 2023 and December 31, 2022, there were 225,000 private warrants outstanding.

The fair values of the private warrants are valued by an independent valuer using a Binominal pricing model. The warrants were classified as Level 3 due to the use of unobservable inputs.

The key inputs into the Binominal pricing model were as follows at their measurement dates:

	March 31, 2023	December 31, 2022
Input
Share price	$1.62	$1.54
Risk-free interest rate	3.75%	4.16%
Volatility	51.46%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	3.38 years	4.9 years

As of March 31, 2023 and December 31, 2022, the aggregate value of the private warrants was $3,868 and $4,548, respectively. The changes in fair value for the three months ended March 31, 2023 was $680.

NOTE 13 — WARRANT LIABILITIES

The private warrants are accounted for as liabilities in accordance with ASC 480 and are presented as liabilities on the consolidated balance sheets. As of December 31, 2022, there were 225,000 private warrants outstanding.

The fair values of the private warrants are valued by an independent valuer using a Binominal pricing model. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Binominal pricing model were as follows at their measurement dates:

	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	4.9 years	5 years

As of December 31, 2022 and upon the closing of Business Combination, the aggregate value of the private warrants was $4,548 and $13,500, respectively. The changes in fair value for the year ended December 31, 2022 was $8,952.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. Level 3 financial liabilities consist of the private warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.